Business activity (Details Narrative) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions							1 Months Ended	12 Months Ended
	Mar. 31, 2026 shares	Feb. 27, 2026 $ / shares shares	Feb. 18, 2026 EUR (€) shares	Feb. 14, 2026 USD ($) $ / shares shares	Jul. 14, 2025	Aug. 05, 2021	Jan. 31, 2026 $ / shares shares	Dec. 31, 2025	Jul. 21, 2026 shares	Jun. 30, 2026 $ / shares	Jun. 08, 2026 shares	Feb. 20, 2026 € / shares shares	Nov. 26, 2024
IfrsStatementLineItems [Line Items]
Reverse share split					1-for-35	1-for-35		1-for-35
Royal Uranium Inc [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Royal Uranium Inc [member] | Mineral and element advisory agreements [member]
IfrsStatementLineItems [Line Items]
Number of shares issued												690,000
Share exchange agreement [member]
IfrsStatementLineItems [Line Items]
Share issue related cost | €			€ 15.0
Class A ordinary shares [member] | February, 2026 securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Shares issued				577,124
Proceeds from stock | $				$ 2.6
Class A ordinary shares [member] | Share exchange agreement [member]
IfrsStatementLineItems [Line Items]
Shares issued			3,750,018
Prefunded Warrants [Member] | February, 2026 securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Shares issued				129,005
Warrants [member] | February, 2026 securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Shares issued				706,129
Ordinary shares per share | $ / shares				$ 5.148
Warrants two [member] | February, 2026 securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Shares issued				706,129
Warrants two [member] | February, 2026 securities purchase agreement [member] | Non-adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Ordinary shares per share | $ / shares				$ 6.864
December 2025 Warrant [Member]
IfrsStatementLineItems [Line Items]
Number of shares exercise							57,428
Warrant exercise price | $ / shares							$ 3.50
Prefunded Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares exercise							21,428
Warrant exercise price | $ / shares							$ 3.50
Prefunded Warrants [Member] | Royal Uranium Inc [member] | Mineral and element advisory agreements [member]
IfrsStatementLineItems [Line Items]
Ordinary shares per share | € / shares												€ 3.34
Number of shares issued												190,000
Prefunded Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares exercise	208,238
Service Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of shares exercise		71,429
Warrant exercise price | $ / shares		$ 0.88
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares per share | $ / shares										$ 0.0035
Class A ordinary shares [member] | Royal Uranium Inc [member] | Mineral and element advisory agreements [member]
IfrsStatementLineItems [Line Items]
Ordinary shares per share | € / shares												€ 3.34
Number of shares issued			95,000									95,000
Class A ordinary shares [member] | Non-adjusting events after reporting period [member] | Royal Uranium Inc [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									3,750,018
SeriesA convertible preferred shares [member] | Royal Uranium Inc [member]
IfrsStatementLineItems [Line Items]
Number of shares issued											4,171,327
Quality industrial corp [member]
IfrsStatementLineItems [Line Items]
Senior convertible notes													69.36%